UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          December 30, 2010


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debbie Powell
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Debbie Powell                 Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                 33

Form 13F Information Table Value Total:            140,775,000
                                                   (thousands)




List of Other Included Managers:




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
ISSUER                           SYMBOL     CUSIP          VALUE         SH/PRN    INVESTMENT  OTHER      VOTING AUTHORITY
                                                          1,000.00       AMOUNT    DISCRETION   MGRS    SOLE     SHARED  NONE
Ishares Tr Lehman
  U S Aggregate Bd Fd             AGG      464287226    1,272,514.00       12033       Yes      No                       No
Ishares Lehman Inter              CIU      464288638      144,097.00        1370       Yes      No                       No
IShares Lehamn 1-3 Y              CSJ      464288646      354,552.00       3,400       Yes      No                       No
Barclays Bk Plc Ipath Index
  Lkd Secs                        DJP      06738C778       1,657,702      33,748       Yes      No                       No
iShares MSCI Emerging Markets     EEM      464287234    7,529,027.00     158,033       Yes      No                       No
Ishares Trust EAFE Index Fund     EFA      464287465   31,714,249.00     544,852       Yes      No                       No
Ishares Trust MSCI Index          EFG      464288885         294,259       4,818       Yes      No                       No
Ishares Tr Msci Eafe Value
  Index Fd                        EFV      464288877         249,433       4,913       Yes      No                       No
IShares JPM USB Emrg Mkt BD       EMB      464288281       11,136.00         104       Yes      No                       No
Ishares Inc Msci Taiwan Index Fd  EWT      464286731        5,670.00         363       Yes      No                       No
Ishares Gsci Commodity Indexed Tr GSG      46428R107        2,693.00          79       Yes      No                       No
Ishares Tr Dow Jones US Regional
  Bks                             IAT      464288778      224,911.00       9,091       Yes      No                       No
Ishares Tr Cohen & Steers Realty
  Majors                          ICF      464287564    2,597,302.00      39,520       Yes      No                       No
Ishares Tr S&P Smallcap           IJR      464287804        3,629.00          53       Yes      No                       No
iShares S&P 500 Barra Value Fund  IVE      464287408         769,843      12,919       Yes      No                       No
iShares S&P 500 Barra Growth Fund IVW      464287309       55,737.00         849       Yes      No                       No
I Shares Russell 1000 Index       IWB      464287622       29,201.00         418       Yes      No                       No
Ishares Tr  Russell Microcap      IWC      464288869      682,193.00      13,614       Yes      No                       No
iShares Russell 1000 Val          IWD      464287598   38,424,028.00  592,324.00       Yes      No                       No
iShares Russell 1000 Gwt          IWF      464287614   29,258,216.00  510,971.00       Yes      No                       No
iShares Russell 2000              IWM      464287655      275,738.00    3,524.00       Yes      No                       No
iShares Russell 2000 Value Index
  Fund                            IWN      464287630   14,231,564.00  200,191.00       Yes      No                       No
Ishares Russell 2000 Growth Index IWO      464287481    9,958,545.00  113,916.00       Yes      No                       No
Ishares Tr Russell Midcap Value
  Index Fu                        IWS      464287473         343,291       7,627       Yes      No                       No
IShares S&P GL Info               IXN      464287291          11,915         194       Yes      No                       No
Ishares Trust USD                 IYR      464287739      371,155.00       6,633       Yes      No                       No
Ishares Tr Large Growth Index Fd  JKE      464287119       24,770.00         378       Yes      No                       No
Ishares Tr Large Value Index Fd   JKF      464288109       22,204.69         373       Yes      No                       No
Ishares Tr Small Growth Index Fd  JKK      464288604       15,043.00         178       Yes      No                       No
Ishares Tr Small Value Index Fd   JKL      464288703       61,258.00         741       Yes      No                       No
Ishares Tr Kld Select Social      KLD      464288802         150,005       2,732       Yes      No                       No
Ishares Tr  1-3 Yr  Treas Index
  Fd                              SHY      464287457       18,223.66         217       Yes      No                       No
i Shares:Lehm TIPS                TIP      464287176       11,289.60         105       Yes      No                       No